Corporate Transactions - Sale of Mercedes (Details) $ in Thousands, shares in Millions		12 Months Ended
	Apr. 21, 2022 USD ($) oz shares	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)	Mar. 31, 2023 shares	Apr. 21, 2022 $ / shares
Disclosure of detailed information about business combination [line items]
Changes in non-cash working capital		$ 168,987	$ 87,820
Loss on sale in other expense		0	7,006
Reclassification of cumulative foreign currency translation gain relating to Mercedes to net loss		$ 0	1,601
Gold | Stream arrangement
Disclosure of detailed information about business combination [line items]
Number of ounces delivered | oz	3,600
Gold | Ounces of quarterly gold production | Stream arrangement
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		1,000
Gold | Total ounces of gold production | Stream arrangement | Maximum
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		9,000
Silver | Stream arrangement
Disclosure of detailed information about business combination [line items]
Percentage of precious metal production to be issued		100.00%
Number of ounces delivered | oz	309,077
Silver | Stream arrangement | Maximum
Disclosure of detailed information about business combination [line items]
Number of ounces delivered | oz		2,100,000
Silver | Total ounces of sliver production | Stream arrangement
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		3,800,000
Silver | Initial threshold of silver production | Stream arrangement
Disclosure of detailed information about business combination [line items]
Percentage of precious metal production to be issued		30.00%
Silver | Prevailing threshold of silver production | Stream arrangement
Disclosure of detailed information about business combination [line items]
Percentage of precious metal production to be issued		20.00%
Silver | Annual minimum of sliver ounces produced | Stream arrangement | Minimum
Disclosure of detailed information about business combination [line items]
Number of ounces to be delivered | oz		300,000
Bear Creek
Disclosure of detailed information about business combination [line items]
Due from associate, common stock (in shares) | shares				2.8
Proportion of ownership interest in associate		20.00%
Mercedes Mine
Disclosure of detailed information about business combination [line items]
Loss on sale in other expense			7,000
Transaction costs			3,800
Reclassification of cumulative foreign currency translation gain relating to Mercedes to net loss			$ 1,600
Mercedes Mine | Bear Creek
Disclosure of detailed information about business combination [line items]
Cash flows from losing control of subsidiaries or other businesses	$ 75,000
Receivable within six months of closing of the transaction	$ 25,000
Due from associate, common stock (in shares) | shares	24.7
Proportion of ownership interest in associate	16.60%
Percentage of net smelter returns to royalty	2.00%
Consideration received, sale-date fair value	$ 135,400
Fair value of cash receivable	24,600
Equity interests of acquirer	23,300
Net smelter returns to royalty, value	9,900
Changes in non-cash working capital	$ 2,600
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares					$ 1.18